Segments	6 Months Ended
Jun. 30, 2025
Segments [Abstract]
Segments

14. Segments

The Company operates in two segments – the sale of products and licensing/service income in India (“Pharmaceutical Segment”) and the development of biotechnology products (“Biotechnology Segment”), with substantially all of the resources of the Company focused on its biotechnology activities. The Company purchases substantially all of the products for the Pharmaceutical Segment from a third-party manufacturer. Other income items relate to corporate financing activities outside of these two segments. Reporting by segment is summarized as follows:

Amount in USD	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Biotechnology	Pharmaceutical	Total	Biotechnology	Pharmaceutical	Total
Revenues	$—	$248,536	$248,536	$—	$110,990	$110,990
Gross margin	—	178,655	178,655	—	95,124	95,124
Operating expenses:
Depreciation and amortization	6,491	—	6,491	9,056	—	9,056
Selling, general and administrative	484,739	40,281	525,020	363,801	40,574	404,375
Research and development	144,776	25,553	170,329	124,600	26,449	151,049
Total Operating expenses	636,006	65,834	701,840	497,457	67,023	564,480
Other expenses
Interest expense	(111,093)	—	(111,093)	(107,487)	—	(107,487)
Fair value adjustment	30,511	—	30,511	(17,996)	—	(17,996)
Other income (loss), net	1,035	—	1,035	1,707	—	1,707
Other expenses	(79,547)	—	(79,547)	(123,776)	—	(123,776)
Net income	$(715,553)	$112,821	$(602,732)	$(621,233)	$(28,101)	$(593,132)

Assets of segment	$1,625,478	$341	$1,625,819	$1,375,638	$3,130	$1,378,768

The Company derives revenues from the sale of products, including royalties related to sales of such products and from the license of technology. Substantially all revenues for the six months ended June 30, 2025, and 2024 are derived from one customer, a significant pharmaceutical company based in India - Sun Pharma (“Major Customer”). Revenues for the six months ended June 30, 2025, and 2024 are summarized as follows:

	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Service fee for arrangements for sale of Dandruff products	$-	$75,147
Licensing and milestone fees – Luliconazole	116,900	-
Sale of products	121,424	28,113
Royalty income related to above product sales	10,212	7,730
Total	$248,536	$110,990

In December 2020, the Company entered into a licensing contract for a product to such a Major Customer, whereby the Company would be entitled to development and sales-based milestones and royalties on future sales of the product by the Major Customer. No development milestones, sales-based milestones or royalties have been received under this license during the six months ended June 30, 2025 or 2024.

During 2024, the Company amended its arrangement with the Major Customer such that the Company will no longer be responsible for purchasing and selling inventory of the Dandruff Lotion and Shampoo, but instead will receive a net service fee payment for sales of such products made by the Major Customer. These payments are recorded as service fee revenue in the period earned.